Key Developments - Kensington litigation settlement (Details) - Kensington - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2025	Apr. 30, 2024	Mar. 28, 2024
Disclosure Of Key Developments [Line Items]
Consideration to be received			$ 6,750
Consideration received	$ 3,750	$ 3,000